ACQUISITION OF CARIBOO COPPER CORP	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
ACQUISITION OF CARIBOO COPPER CORP [Text Block]

13. ACQUISITION OF CARIBOO COPPER CORP

a) Acquisition of Cariboo from Dowa and Furukawa

On March 25, 2024 (the "Acquisition Date"), the Company completed the acquisition of 50% of Cariboo from Dowa and Furukawa, resulting in an additional 12.5% effective interest in Gibraltar, bringing Taseko's total effective interest to 100%. Gibraltar is operated through a joint venture in which Gibraltar Mines Ltd, holds a 75% interest and Cariboo holds the remaining 25% interest.

The acquisition price payable to Dowa and Furukawa ranges from a minimum of $117,000 to a maximum of $142,000, with payments spread over a 10-year period (the "Purchase Consideration") from the Acquisition Date. The amount and timing of these payments depend on LME copper prices and Gibraltar's cashflow. The fair value of the Purchase Consideration on the Acquisition Date was determined to be $71,116 (Note 17).

The purchase consideration was allocated to the assets acquired and liabilities assumed, including the additional 12.5% effective interest in the Gibraltar joint venture, based on their estimated fair values at the Acquisition Date. The fair value of the net assets acquired was recorded at $118,542:

Cash	9,884
Accounts receivable and other assets	3,046
Reclamation deposits	6,262
Inventory	24,634
Property, plant and equipment and mineral properties	126,194
Accounts payable and other liabilities	(7,353)
Debt	(7,143)
Deferred tax liabilities	(16,955)
Provision for environmental rehabilitation	(20,027)
Total fair value of net assets acquired	118,542

The fair value of the net assets acquired at March 25, 2024 was determined using a discounted cash flow model for the 12.5% interest in Gibraltar and also considering cash and working capital of Cariboo. The discounted cash flow model included key assumptions on future production and estimated remaining reserves of the Gibraltar, operating assumptions, metal prices, operating and capital costs, and foreign exchange rates, and a discount rate based on an estimate of the Company's weighted average cost of capital. The discounted cash flow model was analyzed using a range of inputs and assumptions and provided a range of values, of which the Company recorded $118,542 at the lower end of its fair value estimate range.

The fair values of accounts receivable, reclamation deposits and accounts payable and other liabilities were determined to approximate their book values. The fair value of debt owed to third parties was determined based on the principal amounts outstanding as the interest rate on the debt was considered at market. Deferred tax liabilities were determined based on 50% of the available tax pools and other tax attributes of Cariboo. The fair value of the reclamation and closure cost provisions were estimated using discounted cash flows of future expenditures to settle the obligation for disturbances at the Acquisition Date. The fair value of property, plant and equipment other than mineral properties and the major mill equipment and infrastructure were determined based on the estimated fair value of plant and other equipment in use and independent equipment appraisals on certain mobile equipment.

The remaining portion of the fair value of net assets acquired was attributable to mineral properties and the major mill equipment and infrastructure within property, plant and equipment which are amortizable over the estimated remaining life of Gibraltar on a units of production basis.

To account for the difference between the fair value of net assets acquired of $118,542 and the total fair value of consideration payable of $71,116, the Company recognized a bargain purchase gain on the statement of comprehensive (loss) income of $47,426 for the year ended December 31, 2024.

b) Deemed disposition at fair value of 87.5% Gibraltar interest on acquisition of control

Prior to March 25, 2024, the Company had joint control over the joint arrangement and proportionately consolidated its 87.5% effective interest in the Gibraltar joint venture's assets, liabilities, income and expenses. On March 25, 2024, the Company acquired the remaining 12.5% interest in the Gibraltar joint venture that it did not already own through its purchase of a 50% interest in Cariboo. As a result, the Company obtained control of the Gibraltar joint venture. This acquisition of control required the Company to reassess its previously held 87.5% interest in Gibraltar and remeasure this interest at fair value as of the March 25, 2024 acquisition date, with any gains or losses recognized immediately in the statement of comprehensive (loss) income. Additionally, the Company was required to measure all identifiable assets acquired and liabilities assumed at their fair values on this deemed acquisition date.

The fair value of the previously held interest was determined using a discounted cash flow model consistent with the methodology applied to the acquisition of the additional 12.5% interest, incorporating Gibraltar's estimated production profile, remaining reserves, operating and capital cost assumptions, metal prices, foreign exchange rates, and a discount rate reflecting the Company's weighted average cost of capital. Management recorded the fair value at the lower end of the valuation range.

The fair values of accounts receivable, reclamation deposits and accounts payable and other liabilities were determined to approximate their book values. The fair value of debt owed to third parties was determined based on the principal amounts outstanding as the interest rate on the debt was considered at market. Deferred tax liabilities were determined based on the tax pools and attributes of Gibraltar Mines Ltd., which owns the 75% effective interest, and 50% of the available tax pools and tax attributes of Cariboo. The fair value of the reclamation and closure cost provisions were estimated using discounted cash flows of future expenditures to settle the obligation for disturbances at the Acquisition Date. The fair value of property, plant and equipment other than mineral properties and the major mill equipment and infrastructure were determined based on the estimated fair value of plant and other equipment in use and independent equipment appraisals on certain mobile equipment, major mill equipment and infrastructure within property, plant, and equipment. The remaining portion of the fair value of net assets acquired was attributable to mineral properties which are amortizable over the estimated remaining life of Gibraltar on a units of production basis.

The fair value of copper concentrate inventory as at the deemed acquisition date was determined to be $37,717 compared to the book value of $22,735, which resulted in a gain of $14,982 recognized in the statement of comprehensive (loss) income for the year ended December 31, 2024.

The assets acquired and liabilities assumed for the Company's 87.5% effective interest in Gibraltar on March 25, 2024, based upon their estimated fair values at the deemed acquisition date, are as follows:

Cash	5,122
Accounts receivable and other asset	21,302
Inventory	172,440
Property, plant and equipment and mineral properties	801,700
Accounts payable and other liabilities	(50,192)
Debt	(50,002)
Provision for environmental rehabilitation	(140,190)
Total fair value of net assets	760,180